MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 4:-          MARKETABLE SECURITIES

As of December 31, 2011 and 2010, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2011				December 31, 2010
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$3,542	$--	$--	$3,542	$1,053	$--	$--	$1,053
Corporate debentures fixed interest rate	997	3	--	1,000	6,152	24	--	6,176
Corporate debentures - floating interest rate	6,211	27	(15)	6,223	2,000	5	(5)	2,000

	10,750	30	(15)	10,765	9,205	29	(5)	9,229
Available-for-sale - matures after one year through three years:
Governmental debentures - fixed interest rate	6,421	16	(12)	6,425	2,654	27	--	2,681
Corporate debentures - fixed interest rate	13,550	25	(122)	13,453	20,193	224	--	20,417
Corporate debentures - floating interest rate	10,294	--	(223)	10,071	3,956	42	--	3,998

	30,265	41	(357)	29,949	26,803	293	--	27,096

	$41,015	$71	$(372)	$40,714	$36,008	$322	$(5)	$36,325

For the year ended December 31, 2011, the net change in unrealized loss amounted to $618 and for the year ended December 31, 2010, the net change in unrealized gain amounted to $8.

The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires an other-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities at the adoption date of the ASC or during the years ended December 31, 2011, 2010 and 2009